Note 4 - Intangibles And Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	March 31, 2013	December 31, 2012
Patent	$152,520	$146,538
Less: accumulated amortization	(42,410)	(39,851)
Intangibles , net	$110,110	$106,687

	December 31, 2012	December 31, 2011
Patent	$146,538	$107,314
Licensing agreement	-	15,000
Subtotal	146,538	122,314
Less: accumulated amortization	(39,851)	(5,888)
Intangibles , net	$106,687	$116,426